Significant Concentrations	12 Months Ended
Dec. 31, 2017
Entity Information [Line Items]
Significant Concentrations
Significant Concentrations
Prosper is dependent on third party funding sources such as banks, assets managers and investment funds to provide the funds to allow WebBank to originate Borrower Loans that the third party funding sources will later purchase. Of all Borrower Loans originated in the year ended December 31, 2017, the largest party purchased a total of 70% of those loans. This compares to 20%, 16% and 9% for the three largest parties for the year ended December 31, 2016.  Further, a significant portion of our business is dependent on funding through the Whole Loan Channel, for which 93% and 90% of Borrower Loans were originated through the Whole Loan Channel in the years ended December 31, 2017 and 2016, respectively.
Prosper receives all of its transaction fee revenue from WebBank.  Prosper earns a transaction fee from WebBank for our services in facilitating originations of Borrower Loans issued by WebBank.  The rate of the transaction fee for each individual Borrower Loan is based on the term and credit grade of the Borrower Loan.  No individual borrower or investor accounted for 10% or more of consolidated net revenue for any of the periods presented.

Prosper Funding LLC
Entity Information [Line Items]
Significant Concentrations
Significant Concentrations
Prosper Funding is dependent on third party funding sources such as banks, asset managers and investment funds to provide the funding to allow WebBank to originate loans that the third party funding sources will later purchase. Of all Borrower Loans originated in the year ended December 31, 2017, the largest party purchased a total of 70% of those loans. This compares to 20%, 16% and 9% for the year ended December 31, 2016. Further, a significant portion of our business is dependent on funding through the Whole Loan Channel.  93% and 90% of Borrower Loans were originated through the Whole Loan Channel in the years ending December 31, 2017 and 2016, respectively.